CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (Parenthetical) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
Currency translation adjustments, tax	$ 0	$ 0	$ 0
Change in unrealized loss from available-for-sale securities, tax	$ 0	$ 0	$ 0